Basic and Diluted Net Loss Per Unit (Detail) - USD ($) $ / shares in Units, $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net income (loss) attributable to TIP Inc.	$ (15,337)	$ 2,878	$ (20,205)	$ (15,337)
Basic weighted average Common Shares outstanding	44,692,369	56,629,405	53,678,914	44,692,369
Basic net income (loss) per share	$ (0.34)	$ 0.05	$ (0.38)	$ (0.34)	[1]
Net income (loss) attributable to TIP Inc.	$ (15,337)	$ 2,878	$ (20,205)	$ (15,337)
Add back: Net loss attributable to Class C Units - Redeemable for Common Shares	(18,444)		(11,996)
Net income (loss) attributable to TIP Inc. and Class C Units	$ (33,781)	$ 2,878	$ (32,201)
Basic weighted average Common Shares outstanding	44,692,369	56,629,405	53,678,914	44,692,369
Unvested RSUs		157,940
Weighted average Class C Units - Redeemable for Common Shares	37,058,289		28,514,587
Diluted weighted average Common Shares outstanding	81,750,658	56,787,345	82,193,501	81,750,658
Diluted net income (loss) per share	$ (0.41)	$ 0.05	$ (0.39)	$ (0.41)	[1]

[1]	For the period from February 7, 2017 through December 31, 2017